Schedule of movements in ordinary shares (Details) (Parenthetical)				1 Months Ended		12 Months Ended
	Jul. 29, 2025 $ / shares	Nov. 23, 2024 USD ($) $ / shares shares	Jul. 29, 2022 $ / shares shares	Aug. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($)	Jun. 30, 2026 AUD ($) shares	Jan. 30, 2026 shares	Oct. 27, 2025 shares	May 30, 2025 $ / shares shares	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Number of shares outstanding				610,698	610,698	1,434,051	1,046,395
Proceeds from issuance of shares | $				$ 3,700,000	$ 8,700,000	$ 13,007,000	$ 8,878,000	$ 2,524,000
Issuance of shares capital | $							3,500,000
Shares issued description			(i) an aggregate of 2,300,000 Class A Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Class A Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses.
Ownership interest	4.99%
Exercise price | $ / shares	$ 0.0001
Principal amount | $							$ 60,500,000						$ 21,100,000
Loan payable | $									$ 50,000
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									4,270,358	970
Class A Ordinary Shares [Member] | LIAN Group [Member]
IfrsStatementLineItems [Line Items]
Share issuance									2,562,316
Class A Ordinary Shares [Member] | Ceres Consortium [Member]
IfrsStatementLineItems [Line Items]
Share issuance									1,000,000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 1.30
Number of warrants exercisable			4,230,770
Abri Advisors Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						615,714
Issuance of shares capital | $						$ 2,150,000
Mustafa [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						400,000
Issuance of shares capital | $						$ 1,700,000
HRH [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						250,000
Issuance of shares capital | $						$ 412,000
Share issuance									200,000
Brownstone Capital [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						1,257,298
Issuance of shares capital | $						$ 3,521,000
Share issuance									1,107,298
TAG [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding						6,500,000
Issuance of shares capital | $						$ 7,800,000
Share issuance									6,500,000
Arowana Global Impact [Member]
IfrsStatementLineItems [Line Items]
Share issuance									2,481,531
Sina Solyman [Member]
IfrsStatementLineItems [Line Items]
Share issuance									200,000
Corporate Profile LLC [Member]
IfrsStatementLineItems [Line Items]
Share issuance									81,000
Jacqui Johnson [Member]
IfrsStatementLineItems [Line Items]
Share issuance									4,000
Suneet wadha [member]
IfrsStatementLineItems [Line Items]
Share issuance									20,000
Edward Karr [Member]
IfrsStatementLineItems [Line Items]
Share issuance									72,222
Arowana international uk ltd [member]
IfrsStatementLineItems [Line Items]
Share issuance							166,084
Arowana Group Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Issue of warrants						1,200,000
Directors And Execitive Officers [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									478,284
Mr Mansfield [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									200,000
Mr Jeavons [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									87,056
Mr Langdon [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									59,321
MrHui [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									31,907
Mr Nestor [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									100,000
Employees And Consultants [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Share issuance									200,678
Alain salem [member]
IfrsStatementLineItems [Line Items]
Share issuance							400,000
Mustafa ahmed [member]
IfrsStatementLineItems [Line Items]
Share issuance							1,050,000
Advisor [member]
IfrsStatementLineItems [Line Items]
Share issuance							500,000
Spencer chen [member]
IfrsStatementLineItems [Line Items]
Share issuance							125,000
Suneet wadha [member]
IfrsStatementLineItems [Line Items]
Share issuance							30,000
Issued cashless warrants												250,000
Issue price | $ / shares												$ 6.05
Expected volatility						198.63%
Risk free interest rate						3.87%
Cashless warrants value | $						$ 1,053,000.000
Number of warrants reduced											125,000
Navinder Singh [member]
IfrsStatementLineItems [Line Items]
Issued cashless warrants									44,000
Issue price | $ / shares						$ 1.50
Expected volatility						151.00%
Risk free interest rate						4.05%
Cashless warrants value | $						$ 100,000
AWN Holdings [Member]
IfrsStatementLineItems [Line Items]
Issue of warrants		1,200,000
Expected volatility		146.00%
Risk free interest rate		4.04%
Cashless warrants value | $						$ 5,440,000
Principal amount | $		$ 8,900,000
Accrued interest | $		11,090,000.00
Loan payable | $		$ 610,000
Exercise price of warrants | $ / shares		$ 1.00